Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 5,035	$ 5,221
Non-interest income	7,908	7,615
Total revenue	12,943	12,836
Provision for credit losses	110	419
Insurance policyholder benefits, claims and acquisition expense	1,406	1,614
Non-interest expense	6,542	6,378
Net income (loss) before income taxes	4,885	4,425
Income taxes (recoveries)	1,038	916
Net income	3,847	3,509
Non-interest expense includes:
Depreciation and amortization	633	636
Total assets	1,671,151		$ 1,624,548
Total liabilities	1,580,902		1,537,781
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,161	3,226
Non-interest income	1,402	1,384
Total revenue	4,563	4,610
Provision for credit losses	165	342
Non-interest expense	1,978	1,984
Net income (loss) before income taxes	2,420	2,284
Income taxes (recoveries)	627	598
Net income	1,793	1,686
Non-interest expense includes:
Depreciation and amortization	224	234
Total assets	517,139		509,679
Total liabilities	517,104		509,682
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	666	738
Non-interest income	2,721	2,428
Total revenue	3,387	3,166
Provision for credit losses	(29)	(2)
Non-interest expense	2,563	2,370
Net income (loss) before income taxes	853	798
Income taxes (recoveries)	204	175
Net income	649	623
Non-interest expense includes:
Depreciation and amortization	220	210
Total assets	127,868		129,706
Total liabilities	127,844		129,673
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,809	1,994
Total revenue	1,809	1,994
Insurance policyholder benefits, claims and acquisition expense	1,406	1,614
Non-interest expense	149	153
Net income (loss) before income taxes	254	227
Income taxes (recoveries)	53	46
Net income	201	181
Non-interest expense includes:
Depreciation and amortization	14	15
Total assets	21,684		21,253
Total liabilities	21,764		21,311
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	91	58
Non-interest income	474	539
Total revenue	565	597
Provision for credit losses	(2)
Non-interest expense	401	402
Net income (loss) before income taxes	166	195
Income taxes (recoveries)	43	52
Net income	123	143
Non-interest expense includes:
Depreciation and amortization	49	50
Total assets	256,491		230,695
Total liabilities	256,423		230,618
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,199	1,161
Non-interest income	1,509	1,387
Total revenue	2,708	2,548
Provision for credit losses	(23)	79
Non-interest expense	1,441	1,435
Net income (loss) before income taxes	1,290	1,034
Income taxes (recoveries)	223	152
Net income	1,067	882
Non-interest expense includes:
Depreciation and amortization	125	127
Total assets	700,056		688,054
Total liabilities	699,884		688,314
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(82)	38
Non-interest income	(7)	(117)
Total revenue	(89)	(79)
Provision for credit losses	(1)
Non-interest expense	10	34
Net income (loss) before income taxes	(98)	(113)
Income taxes (recoveries)	(112)	(107)
Net income	14	$ (6)
Non-interest expense includes:
Depreciation and amortization	1
Total assets	47,913		45,161
Total liabilities	$ (42,117)		$ (41,817)